[Logo]  COLUMBIA MANAGEMENT GROUP              Legal Department
                                               Mail Stop:  MA DE 11511E
                                               One Financial Center
        A FleetBoston Financial Company        Boston, MA 02111
                                               617 345.0919 fax


January 6, 2003

VIA EDGAR
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:       Liberty Funds Trust VII (Trust)
          Liberty Newport Europe Fund (Fund)
          File Nos. 33-41559 & 811-6347

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statement of Additional Information dated January 1, 2003 for the Fund do not differ from those contained in Post-Effective Amendment No. 23 (Amendment) to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on December 20, 2002.

The Fund's Prospectuses and Statement of Additional Information dated January 1, 2003, are now being used in connection with the public offering and sale of shares of the Fund.

The Fund is a separate portfolio of the Trust.

Very truly yours,

LIBERTY FUNDS TRUST VII


/s/TRACY S. DIRIENZO
--------------------
   Tracy DiRienzo
   Assistant Secretary